Consolidated Statement of Changes in Equity (Parenthetical)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement of Changes in Equity
Common stock issued under employees plans (in shares)	15,091,320	20,669,785	34,783,386
Purchases of treasury stock under employee plans (in shares)	2,406,007	1,717,246	2,334,932
Sales of treasury stock under employee plans (in shares)	2,746,169	4,920,198	7,929,318
Other treasury shares purchased, not retired (in shares)	61,246,371	88,683,716	117,721,650